INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Current taxes: In Israel	$ 6,279	$ 7,564	$ 6,060
Current taxes: Outside Israel	6,089	7,630	8,194
Current taxes	12,368	15,194	14,254
Deferred taxes: In Israel	(121)	(471)	(503)
Deferred taxes: Outside Israel	206	(432)	(1,309)
Deferred tax expense (benefit)	85	$ (903)	$ (1,812)
Taxes in respect of prior years: In Israel	$ 369
Taxes in respect of prior years: Outside Israel		$ (45)	$ 5
Taxes in respect of prior years	$ 369	(45)	5
Income tax expense (benefit)	$ 12,822	$ 14,246	$ 12,447